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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 5/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.9%

 Energy - 3.3%

 Oil & Gas Exploration & Production - 3.3%

 298,716

 Cabot Oil & Gas Corp.

 $

 10,144,395

 151,067

 EOG Resources, Inc.

 13,398,132

 497,410

 Southwestern Energy Co. *

 12,818,256

 $

 36,360,783

 Total Energy

 $

 36,360,783

 Materials - 1.9%

 Commodity Chemicals - 0.8%

 90,554

 LyondellBasell Industries NV

 $

 9,155,009

 Specialty Chemicals - 1.1%

 104,211

 Ecolab, Inc.

 $

 11,947,791

 Total Materials

 $

 21,102,800

 Capital Goods - 6.8%

 Electrical Components & Equipment - 2.1%

 321,982

 Eaton Corp. Plc

 $

 23,050,691

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 81,987

 Cummins, Inc.

 $

 11,113,338

 Industrial Machinery - 3.7%

 354,354

 Ingersoll-Rand Plc

 $

 24,372,468

 130,985

 Parker-Hannifin Corp.

 15,774,524

 $

 40,146,992

 Total Capital Goods

 $

 74,311,021

 Transportation - 3.9%

 Airlines - 2.2%

 586,908

 American Airlines Group, Inc.

 $

 24,867,292

 Railroads - 1.7%

 182,354

 Union Pacific Corp.

 $

 18,401,342

 Total Transportation

 $

 43,268,634

 Consumer Services - 2.1%

 Restaurants - 2.1%

 438,276

 Starbucks Corp.

 $

 22,772,821

 Total Consumer Services

 $

 22,772,821

 Media - 8.2%

 Broadcasting - 0.9%

 164,138

 CBS Corp. (Class B)

 $

 10,130,597

 Cable & Satellite - 2.7%

 167,014

 Time Warner Cable, Inc.

 $

 30,211,162

 Movies & Entertainment - 4.6%

 279,930

 The Walt Disney Co.

 $

 30,895,874

 228,500

 Time Warner, Inc.

 19,303,680

 $

 50,199,554

 Total Media

 $

 90,541,313

 Retailing - 5.9%

 General Merchandise Stores - 1.2%

 169,183

 Target Corp.

 $

 13,419,596

 Home Improvement Retail - 3.7%

 362,919

 The Home Depot, Inc.

 $

 40,436,435

 Automotive Retail - 1.0%

 49,785

 O'Reilly Automotive, Inc. *

 $

 10,929,301

 Total Retailing

 $

 64,785,332

 Food & Staples Retailing - 4.0%

 Drug Retail - 2.0%

 210,040

 CVS Health Corp.

 $

 21,503,895

 Food Retail - 2.0%

 259,004

 Walgreens Boots Alliance, Inc.

 $

 22,232,903

 Total Food & Staples Retailing

 $

 43,736,798

 Food, Beverage & Tobacco - 6.0%

 Brewers - 1.6%

 240,399

 Molson Coors Brewing Co. (Class B)

 $

 17,640,479

 Packaged Foods & Meats - 2.6%

 238,404

 Campbell Soup Co.

 $

 11,524,449

 195,431

 Keurig Green Mountain, Inc.

 16,853,969

 $

 28,378,418

 Tobacco - 1.8%

 271,862

 Lorillard, Inc.

 $

 19,704,558

 Total Food, Beverage & Tobacco

 $

 65,723,455

 Household & Personal Products - 2.0%

 Personal Products - 2.0%

 476,005

 Coty, Inc.

 $

 11,866,805

 191,131

 Nu Skin Enterprises, Inc.

 9,671,229

 $

 21,538,034

 Total Household & Personal Products

 $

 21,538,034

 Health Care Equipment & Services - 8.4%

 Health Care Equipment - 1.0%

 145,337

 Medtronic PLC

 $

 11,092,120

 Health Care Distributors - 2.3%

 293,650

 Cardinal Health, Inc.

 $

 25,891,120

 Health Care Services - 1.8%

 224,183

 Express Scripts Holding Co. *

 $

 19,535,307

 Managed Health Care - 3.3%

 222,169

 Aetna, Inc.

 $

 26,209,277

 44,763

 Humana, Inc.

 9,608,378

 $

 35,817,655

 Total Health Care Equipment & Services

 $

 92,336,202

 Pharmaceuticals, Biotechnology & Life Sciences - 9.7%

 Biotechnology - 6.5%

 295,532

 Celgene Corp. *

 $

 33,820,682

 333,716

 Gilead Sciences, Inc. *

 37,466,295

 $

 71,286,977

 Pharmaceuticals - 3.2%

 235,549

 AbbVie, Inc.

 $

 15,685,208

 202,037

 Johnson & Johnson

 20,231,985

 $

 35,917,193

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 107,204,170

 Diversified Financials - 4.5%

 Specialized Finance - 1.5%

 70,577

 Intercontinental Exchange, Inc.

 $

 16,711,222

 Consumer Finance - 1.5%

 271,250

 Discover Financial Services, Inc.

 $

 15,805,738

 Investment Banking & Brokerage - 1.5%

 436,029

 Morgan Stanley Co.

 $

 16,656,308

 Total Diversified Financials

 $

 49,173,268

 Software & Services - 17.3%

 Internet Software & Services - 9.9%

 261,302

 eBay, Inc. *

 $

 16,033,491

 327,909

 Facebook, Inc. *

 25,967,114

 47,834

 Google, Inc. (Class A) *

 26,084,837

 47,965

 Google, Inc. (Class C)

 25,522,656

 360,098

 Yahoo!, Inc. *

 15,460,808

 $

 109,068,906

 Data Processing & Outsourced Services - 2.8%

 442,632

 Visa, Inc.

 $

 30,399,966

 Systems Software - 4.6%

 1,094,088

 Microsoft Corp.

 $

 51,268,964

 Total Software & Services

 $

 190,737,836

 Technology Hardware & Equipment - 9.0%

 Communications Equipment - 1.3%

 114,000

 F5 Networks, Inc. *

 $

 14,328,660

 Computer Storage & Peripherals - 7.7%

 490,349

 Apple, Inc.

 $

 63,882,667

 807,946

 EMC Corp.

 21,281,298

 $

 85,163,965

 Total Technology Hardware & Equipment

 $

 99,492,625

 Semiconductors & Semiconductor Equipment - 3.1%

 Semiconductors - 3.1%

 195,888

 Analog Devices, Inc.

 $

 13,312,548

 371,639

 Broadcom Corp.

 21,127,677

 $

 34,440,225

 Total Semiconductors & Semiconductor Equipment

 $

 34,440,225

 Telecommunication Services - 2.8%

 Integrated Telecommunication Services - 2.8%

 623,684

 Verizon Communications, Inc.

 $

 30,834,937

 Total Telecommunication Services

 $

 30,834,937

 TOTAL COMMON STOCKS

 (Cost $798,459,257)

 $

 1,088,360,254

 TOTAL INVESTMENT IN SECURITIES - 98.9%

 (Cost $798,459,257) (a)

 $

 1,088,360,254

 OTHER ASSETS & LIABILITIES - 1.1%

 $

 11,829,930

 TOTAL NET ASSETS - 100.0%

 $

 1,100,190,184

 *

 Non-income producing security.

 (a)

 At May 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $799,830,442 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $            296,245,268

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (7,715,456)

 Net unrealized appreciation

  $            288,529,812

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,088,360,254

$
-

$
-

$
1,088,360,254

 Total

$
1,088,360,254

$
-

$
-

$
1,088,360,254

 During the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date July 29, 2015 * Print the name and title of each signing officer under his or her signature.